Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
The Company maintains a stock-based compensation plan pursuant to which it has granted stock options to certain eligible service providers.
Prior to Closing, Virgin Orbit maintained the 2017 Stock Incentive Plan (the “2017 Plan”) to purchase “VO Holdings, Inc. (“VO Holdings”) common stock, which became Virgin Orbit common stock as part of the Business Combination. As part of the consummation of the Business Combination, the adoption of the 2021 Stock Incentive Plan (the “2021 Plan”) replaces the 2017 Plan for issuance of new awards. Upon the consummation of the Business Combination, all outstanding stock options under the 2017 Plan, whether vested or unvested, were converted into options to purchase a number of shares of common stock of Virgin Orbit based on the Exchange Ratio, with a corresponding adjustment to the exercise price such that there was no change to the aggregate exercise price for such outstanding options. The 2017 Plan will continue to govern the outstanding awards granted under this plan.
In connection with the Business Combination, we adopted the 2021 Plan in order to facilitate the grant of cash and equity incentives to directors, employees and consultants of the Company, employees of the Company’s subsidiaries and other eligible consultants and to enable us and certain of our subsidiaries and affiliates to obtain and retain services of these individuals, which is essential to our long-term success. The 2021 Plan became effective on December 28, 2021, the date immediately preceding the consummation of the Business Combination. Stock options related to this 2021 Plan were first granted in January 2022.
Compensation expense is recognized only for those options expected to vest with forfeitures estimated based on historical experience and future expectations and is adjusted for forfeitures in the period they occur. Stock-based compensation awards are amortized on a straight-line basis over the graded vesting period based on continued service.
The following table includes the activity during the three months ended March 31, 2022 for all stock options granted under the 2021 Plan:

	Number of shares(2)	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value(1)
	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2021	9,101	$3.78	6.35	$35,014
Granted	5,037	6.83
Exercised	—	—
Forfeited options	(168)	4.46
Expired or cancelled options	(39)	3.81
Balances as of March 31, 2022	13,931	$4.87	7.35	$35,014

Exercisable as of March 31, 2022	6,843	$3.92	5.36
_______________
(1)    Aggregate intrinsic value is calculated based on the difference between our closing stock price at year end and the exercise price, multiplied by the number of in-the-money options and represents the pre-tax amount that would have been received by the option holders, had they all exercised all their options on the fiscal year-end date.
(2)    Shares include time-based options and exclude the CEO milestone awards, totaling 1.6 million stock options described below.
Stock-based compensation expense recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2022 and 2021 consisted of the following:

	Three Months Ended March 31,
	2022	2021

	(In thousands)
Cost of revenue	$354	$51
Research and development	299	268
Selling, general and administrative	3,161	1,102
	$3,814	$1,421
As of March 31, 2022, and 2021, there was $1.3 million and $3.0 million, respectively, of total unrecognized stock-based compensation related to the unvested stock options granted under the 2017 Stock Incentive Plan and $13.1 million and $0, respectively, of total unrecognized stock-based compensation related to the unvested stock options granted under the 2021 Stock Incentive Plan. As of March 31, 2022, the total cost is expected to be recognized over a weighted average term of 3.1 years. The total fair value of shares vested during the three months ended March 31, 2022 and 2021 was $1.7 million and $1.0 million, respectively.
Under the 2017 and 2021 Plans, stock options generally expire 10 years from the date of grant and are exercisable when the options vest. The options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the 75% remainder vesting ratably each quarter over the next three years, subject to continued employment. Stock-based compensation expense, net of estimated forfeitures, is recognized on a straight-line basis over the graded vesting period, using the accelerated attribution method, for each employee stock option expected to vest. We estimate the forfeiture rate based on the historical experience at the date of grant and revises it, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
On September 2, 2021, the Company granted 1,132,290 stock options to a former employee of the Company to purchase VO Holdings common stock. The stock option grant was fully vested on the date of issuance and was intended to replace an earlier stock option grant with the same exercise price that had been cancelled in 2021. The new stock option was not granted pursuant to the 2017 Stock Incentive Plan and has a mandatory exercise on the one year anniversary of the date of grant. The aggregate grant date fair value of the stock options was estimated to be $4.2 million, which was expensed at the grant date. The aggregate grant date fair value was based on the estimated fair value of the underlying Virgin Orbit common stock using the Black-Scholes option pricing model.
CEO Awards
Except with respect to the milestone and supplemental milestone awards granted to our CEO, Mr. Hart, described below, Mr. Hart’s stock options vest and become exercisable as to 25% of the underlying shares on the first anniversary of the applicable vesting commencement date, and thereafter as to the remaining 75% of the underlying shares in either (a) six substantially equal installments on each successive six-month anniversary of the vesting commencement date, or (b) twelve substantially equal installments on each successive quarterly anniversary of the applicable vesting commencement date, subject to continued employment through the applicable vesting date. In addition, Mr. Hart’s stock options will vest and become exercisable in full upon a termination of employment without “cause” within 24 months following a “change in control”, each as defined in the 2017 Plan.
On November 20, 2017, the Company granted Mr. Hart a milestone award of 757,978 stock options with an estimated grant date fair value approximating $2.1 million. Fifty percent of the stock options vested when we achieved our first commercial launch on June 30, 2021. Additionally, on March 17, 2021, the Company granted our
CEO a supplemental milestone award of 845,317 stock options with an estimated grant date fair value approximating $2.5 million. On June 30, 2021, the day Virgin Orbit achieved the first commercial launch, Tubular Bells Part One, 50.0% of the milestone award vested. And on December 31, 2021, the last day of the first calendar year in which the first commercial launch occurred, 33.3% of the supplemental milestone award vested. The remaining 50.0% of the milestone award and the remaining 66.7% of the supplemental milestone award will vest upon Mr. Hart’s continued service through the last day of the first calendar year in which the Company has five successful revenue-generating deployment launches of satellites into their respective intended orbits in such calendar year.
Stock Option Valuation
The Company uses the Black-Scholes option pricing model to determine the fair value of the awards. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price, as well as assumptions regarding complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, risk-free interest rate, and expected dividends.
The weighted average assumptions used to value the option grants for the three months ended March 31, 2022 are as follows:

2022
Expected life (in years)	5.97
Volatility	85.0%
Risk-free interest rate	1.47%
Dividend yield	—
There were no options granted during the three months ended March 31, 2021.
Stock-Based Compensation
The Company maintains a stock-based compensation plan at Virgin Orbit Holdings, Inc. pursuant to which it has granted stock options to certain eligible service providers.
Prior to Closing, Virgin Orbit maintained the 2017 Stock Incentive Plan (the “2017 Plan”) to purchase VO Holdings common stock, which became Virgin Orbit common stock as part of the Business Combination. As part of the consummation of the Business Combination and adoption of the 2021 Plan, the 2017 Plan was terminated and no further awards may be granted thereunder. Upon the consummation of the Business Combination, all outstanding stock options under the 2017 Plan, whether vested or unvested, were converted into options to purchase a number of shares of common stock of Virgin Orbit based on the Exchange Ratio, with a corresponding adjustment to the exercise price such that there was no change to the aggregate exercise price for such outstanding options. The 2017 Plan will continue to govern the outstanding awards granted under this plan.
In connection with the Business Combination, we adopted the 2021 Stock Incentive Plan (the “2021 Plan”) in order to facilitate the grant of cash and equity incentives to our directors, employees and consultants of the Company, employees of the Company’s subsidiaries and other eligible consultants and to enable us and certain of our subsidiaries and affiliates to obtain and retain services of these individuals, which is essential to our long-term success. The 2021 Plan became effective on December 28, 2021, the date immediately preceding the consummation of the Business Combination. Stock options related to this 2021 Plan were granted in January 2022 (see Note 19 - Subsequent Event).
Compensation expense is recognized only for those options expected to vest with forfeitures estimated based on historical experience and future expectations and is adjusted for forfeitures in the period they occur. Stock-based compensation awards are amortized on a straight-line basis over the graded vesting period based on continued service.
On July 24, 2017, the Company issued 218,584 SARs related to VO Holdings common stock to certain of the Company’s employees whereby two vesting requirements must be satisfied on or before the expiration date in order for the SARs to vest. The two vesting requirements are a time-based service requirement and a performance-based condition that VO Holdings completes an initial public offering (“IPO”) or change in control. As part of the Closing of the Business Combination, the performance condition was met. On December 29, 2021, stock-based compensation expense of $1.4 million was recognized for vesting of the performance-based SARS shares converted to common stock. All outstanding stock appreciation rights related to VO Holdings were cancelled and converted into a number of shares of Vieco USA common stock based on the appreciation value at the time of the merger.
The following table includes the activity for all stock options granted:

	Number of shares(2)	Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic Value(1)
	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2020	10,293	$3.72	7.84	$—
Granted	1,538	4.17
Exercised	(745)	3.79
Forfeited options	(651)	3.48
Expired or cancelled options	(1,334)	3.86
Balances as of December 31, 2021	9,101	$3.78	6.35	$35,014
Exercisable as of December 31, 2021	6,324	$3.83	5.40
________________
(1)Aggregate intrinsic value is calculated based on the difference between our closing stock price at year end and the exercise price, multiplied by the number of in-the-money options and represents the pre-tax amount that would have been received by the option holders, had they all exercised all their options on the fiscal year-end date.
(2)Shares include time-based options and exclude the CEO milestone awards, totaling 1.6 million shares described below.
Stock-based compensation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cost of revenue	$362	$—
Research and development	541	1,413
Selling, general and administrative	9,718	1,741
	$10,621	$3,154
As of December 31, 2021, and 2020, there was $1.7 million and $4.0 million, respectively, of total unrecognized stock-based compensation related to the unvested stock options granted under the 2017 Stock Incentive Plan. The cost is expected to be recognized over a weighted average term of 2.4 years. The total fair value of shares vested during the years ended December 31, 2021 and 2020 was $7.8 million and $3.2 million, respectively.
Under the 2017 and 2021 Plans, stock options generally expire 10 years from the date of grant and are exercisable when the options vest. The options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the 75% remainder vesting ratably each quarter over the next three years, subject to continued employment. Stock-based compensation expense, net of estimated forfeitures, is recognized on a straight-line basis over the graded vesting period, using the accelerated attribution method, for each employee stock option expected to vest. We estimate the forfeiture rate based on the historical experience at the date of grant and revises it, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
On September 2, 2021, the Company granted 1,132,290 stock options to a former employee of the Company to purchase VO Holdings common stock. The stock option grant was fully vested on the date of issuance and was intended to replace an earlier stock option grant with the same exercise price that had cancelled in 2021. The new stock option was not granted pursuant to the 2017 Stock Incentive Plan and has a mandatory exercise one year anniversary from date of grant. The aggregate grant date fair value of the stock options was estimated to be $4.2 million, which was expensed at the grant date. The aggregate grant date fair value was based on the estimated fair value of the underlying Virgin Orbit common stock using the Black-Scholes option pricing model.
CEO Awards
Except with respect to the milestone and supplemental milestone awards granted to our CEO, Mr. Hart, described below, Mr. Hart’s stock options vest and become exercisable as to 25% of the underlying shares on the first anniversary of the applicable vesting commencement date, and thereafter as to the remaining 75% of the underlying shares in either (a) six substantially equal installments on each successive six-month anniversary of the vesting commencement date, or (b) twelve substantially equal installments on each successive quarterly anniversary of the applicable vesting commencement date, subject to continued employment through the applicable vesting date. In addition, Mr. Hart’s stock options will vest and become exercisable in full upon a termination of employment without “cause” within 24 months following a “change in control”, each as defined in the 2017 Plan.
On November 20, 2017, the Company granted Mr. Hart a milestone award of 757,978 stock options with an estimated grant date fair value approximating $2.1 million. Fifty percent of the stock options vested when we achieved our first commercial launch on June 30, 2021. Additionally, on March 17, 2021, the Company granted Mr. Hart a supplemental milestone award of 845,317 stock option shares with an estimated grant date fair value approximating $2.5 million. On June, 2021, the day Virgin Orbit achieved the first commercial launch, Tubular
Bells Part One, 50.0% of the milestone award vested. And on December 31, 2021, the last day of the first calendar year in which the first commercial launch occurred, 33.3% of the supplemental milestone award vested. The remaining 50.0% of the milestone award and the remaining 66.7%of the supplemental milestone award will vest upon Mr. Hart’s continued service through the last day of the first calendar year in which the Company has five successful revenue-generating deployment launches of satellites into their respective intended orbits in such calendar year.
Stock Option Valuation
The Company uses the Black-Scholes option pricing model to determine the fair value of the awards. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price, as well as assumptions regarding complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, risk-free interest rate, and expected dividends.
The weighted average assumptions used to value the option grants for 2021 and 2020 are as follows:

	2021			2020
Expected life (in years)	5.00	-	6.12	5.92	-	6.12
Volatility	60.0%			60.0%
Risk-free interest rate	0.60%	-	1.85%	0.39%	-	1.63%
Dividend yield	—		—	—		—